UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2008

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	August 6, 2008

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	31
Form 13F Information Table Value Total:	$40,135
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
ARCHER DANIELS MIDLAND 	COM	039483102	405 	12000 	SH		SOLE	NONE			12000
BANCO BILBAO VIZCAYA A	COM	05946K101	4808	253496	SH		SOLE	NONE			253496
BANK OF AMERICA CORP	COM	060505104	331	13900	SH		SOLE	NONE			13900
BP PLC ADR		SP ADR	055622104	306 	4400 	SH		SOLE	NONE			4400
CATERPILLAR INC		COM	149123101	679 	9200 	SH		SOLE	NONE			9200
COLONIAL BANCGROUP INC 	COM	195493309	267 	60624 	SH		SOLE	NONE			60624
DELL INC		COM	24702R101	314 	14391 	SH		SOLE	NONE			14391
EL PASO CORPORATION	COM	28336L109	329 	15150 	SH		SOLE	NONE			15150
GREENLIGHT CAPITAL RE	COM	G4095J109	1675	73289	SH		SOLE	NONE			73289
HARRIS CORP COM		COM	413875105	606 	12020 	SH		SOLE	NONE			12020
HONEYWELL INTL 		COM	438516106	608 	12110 	SH		SOLE	NONE			12110
LEVEL 3 COMMUNICATIONS 	COM	52729N100	290 	98413 	SH		SOLE	NONE			98413
LINCOLN NATL CORP	COM	534187109	213 	4709 	SH		SOLE	NONE			4709
LOWES COMPANIES		COM	548661107	252 	12168 	SH		SOLE	NONE			12168
MICROSOFT CORP.		COM	594918104	309 	11248 	SH		SOLE	NONE			11248
PACCAR INC		COM	693718108	585 	14000 	SH		SOLE	NONE			14000
PFIZER INC		COM	717081103	391 	22406 	SH		SOLE	NONE			22406
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
RAPID LINK INC		COM	753400100	4	51670	SH		SOLE	NONE			51670
REGIONS FINL CORP NEW	COM	7591EP100	655 	60070 	SH		SOLE	NONE			60070
ROYAL DUTCH SHELL PLC 	SP ADR	780259107	372	4654 	SH		SOLE	NONE			4654
SCANA CORP		COM	80589M102	552 	14944 	SH		SOLE	NONE			14944
SCHLUMBERGER LTD	COM	806857108	375 	3495 	SH		SOLE	NONE			3495
SECURITY BK CORP COM	COM	814047106	814 	139018 	SH		SOLE	NONE			139018
ST JOE COMPANY		COM	790148100	514	15000	SH		SOLE	NONE			15000
TORCHMARK CORP		COM	891027104	462 	7893 	SH		SOLE	NONE			7893
UNITED CMNTY BKS	COM	90984P105	436 	51181 	SH		SOLE	NONE			51181
UNITEDHEALTH GROUP INC	COM	91324P102	406	15497	SH		SOLE	NONE			15497
WACHOVIA CORP		COM	929903102	22832 	1470200	SH		SOLE	NONE			1470200
WASHINGTON MUTUAL INC	COM	939322103	85 	17266 	SH		SOLE	NONE			17266
WELLS FARGO		COM	949746101	244	10300	SH		SOLE	NONE			10300


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